Debentures (Details) - BRL (R$) R$ in Thousands						6 Months Ended	12 Months Ended
	Dec. 28, 2023	Oct. 13, 2023	Oct. 02, 2023	May 14, 2023	Mar. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debentures [Line Items]
Non-convertible debentures, issued (in Shares)				61,000
Single series unit value				R$ 1
Interest accrues rate				10.60%			10.60%
Transaction cost							R$ 2,264
Revenue percentage					7.10%	20.00%	20.00%
Total principal payments							R$ 7,417
Payment issued	R$ 2,435	R$ 2,491	R$ 2,491
Total capital stock percentage							10.00%
Percentage of initial investors							5.00%
Debentures issuance (in Shares)							250,000
Total equity percentage							1.16%
Fair value of the exposure premium						R$ 857	R$ 1,835	R$ 841
Bottom of range [Member]
Debentures [Line Items]
Debentures issued (in Shares)							58,000
Top of range [Member]
Debentures [Line Items]
Debentures issued (in Shares)							250,000